MASTERWORKS FUNDS INC.
                      Registration Nos. 33-54126; 811-7332

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of MasterWorks Funds Inc. (the "Company") that the Prospectus and related Statement of Additional Information describing the Company's Money Market Fund, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17 to the Company's Registration Statement on Form N-1A, the text of which was filed on September 2, 1998.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 9th day of September, 1998.


Witness:                                                  MASTERWORKS FUNDS INC.


By:/s/Michael W. Nolte                              By:/s/Richard H. Blank, Jr.
Name:Michael W. Nolte                                     Richard H. Blank, Jr.
Title:Assistant Secretary                               Chief Operating Officer,
                                                        Secretary and Treasurer